Schedule of Derivative and Warrant Liabilities Measeured at Fair Value (Details) - USD ($)	3 Months Ended	6 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Platform Operator, Crypto-Asset [Line Items]
Derivative liability on convertible debt	$ 1,481,807	$ 430,402
Warrant liability	2,103,122	116,247
Total	3,584,929
Derivative liability beginning balance	430,402
Issuance of derivative liability during the period	118,984	264,688
Change in derivative liability during the period	932,421	165,714
Derivative liability ending balance	1,481,807	430,402
Warrant liability beginning balance	116,247
Issuance of warrant liability during the period	4,650,502	381,538
Change in warrant liability during the period	(2,172,635)	(265,291)
Issuance of warrant liability during the period	(490,992)
Warrant liability ending balance	2,103,122	$ 116,247
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative liability on convertible debt
Warrant liability
Total
Derivative liability ending balance
Warrant liability ending balance
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative liability on convertible debt
Warrant liability
Total
Derivative liability ending balance
Warrant liability ending balance
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative liability on convertible debt	1,481,807
Warrant liability	2,103,122
Total	3,584,929
Derivative liability ending balance	1,481,807
Warrant liability ending balance	$ 2,103,122